Expense Example	Sep. 30, 2025 USD ($)
ClearShares OCIO ETF | ClearShares OCIO ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
ClearShares Ultra-Short Maturity ETF | ClearShares Ultra-Short Maturity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
ClearShares Piton Intermediate Fixed Income ETF | ClearShares Piton Intermediate Fixed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567